Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Called up share capital and share premium [1]	Other equity instruments [1]	Other reserves [2]	Retained earnings
Beginning balance, equity at Dec. 31, 2019		£ 50,615		£ 2,348	£ 8,323	£ 3,235	£ 36,709
Profit after tax		2,451			677		1,774
Currency translation movements		(647)	[3]			(647)
Fair value through other comprehensive income reserve		383				383
Cash flow hedges		793				793
Retirement benefit remeasurement		(108)					(108)
Own credit reserve		(581)				(581)
Other		3					3
Total comprehensive income for the year		2,294			677	(52)	1,669
Issue and redemption of other equity instruments		245			298		(53)
Other equity instruments coupons paid		(677)			(677)
Employee share schemes		349					349
Vesting of Barclays PLC shares under share-based payment schemes		(300)					(300)
Dividends on ordinary shares		(263)					(263)
Dividends on preference shares and other shareholders equity		(42)					(42)
Capital contribution from Barclays Plc		1,500					1,500
Other reserve movements		(11)					(11)
Ending balance, equity at Dec. 31, 2020		53,710	[4]	2,348	8,621	3,183	39,558	[4]
Profit after tax		4,588	[5]		631		3,957	[4]
Currency translation movements		(155)	[3],[4]			(155)
Fair value through other comprehensive income reserve		(362)	[4]			(362)
Cash flow hedges		(1,799)	[4]			(1,799)
Retirement benefit remeasurement	[4]	644					644
Own credit reserve		(13)	[4]			(13)
Other	[6]	0
Total comprehensive income for the year		2,903	[6]		631	(2,329)	4,601	[4]
Issue and redemption of other equity instruments		1,075	[4]		1,072		3	[4]
Other equity instruments coupons paid		(631)	[4]		(631)
Employee share schemes	[4]	436					436
Vesting of Barclays PLC shares under share-based payment schemes	[4]	(356)					(356)
Dividends on ordinary shares	[4]	(794)					(794)
Dividends on preference shares and other shareholders equity	[4]	(27)					(27)
Capital contribution from Barclays Plc	[4]	0
Other reserve movements		1	[4]			7	(6)	[4]
Ending balance, equity at Dec. 31, 2021		£ 56,317	[4]	£ 2,348	£ 9,693	£ 861	£ 43,415	[4]

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.
[3]	Includes £28m loss (2020: £8m loss; 2019: £15m profit) on recycling of currency translation differences.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[5]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[6]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.